Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - Successor - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Net Income Available to Common Stockholders, Basic	$ 273	$ (163)	$ 325
Net Income Available to Common Stockholders, Diluted	$ 273	$ (163)	$ 325
Net income per weighted average share of common stock outstanding - basic	$ 0.64	$ (0.38)	$ 0.76
Net income per weighted average share of common stock outstanding - diluted	$ 0.64	$ (0.38)	$ 0.76
Net loss available for common stock - basic	427,591,426	427,560,620	427,587,404
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	85,393		490,345
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	721,012		414,465
Net loss available for common stock - diluted	428,312,438	427,560,620	428,001,869